Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income	$ 9,287	$ 22,072
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 4)	36,999	37,070
Amortization and write off of deferred financing costs	972	485
Amortization of above market acquired charters (Note 5)	8,278	7,744
Equity compensation expense (Note 9)	466	578
Changes in operating assets and liabilities:
Trade accounts receivable, net	(2,491)	358
Prepayments and other assets	(758)	351
Inventories	(4,851)	383
Trade accounts payable	6,488	3,511
Due to related parties	(530)	(6,439)
Accrued liabilities	1,308	468
Deferred revenue	(6,532)	(3,206)
Dry-docking costs paid	(677)	(1,055)
Net cash provided by operating activities	47,959	62,320
Cash flows from investing activities:
Vessel acquisitions and improvements including time charter agreements (Note 4)	(40,499)	(1,386)
Proceeds from sale of vessel	29,400	0
Net cash used in investing activities	(11,099)	(1,386)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 8)	0	5,120
Expenses paid for issuance of Partnership units	0	(120)
Deferred financing costs paid	(94)	(14)
Payments of long-term debt (Note 6)	(40,799)	(8,677)
Dividends paid (Note 8)	(26,300)	(25,619)
Net cash used in financing activities	(67,193)	(29,310)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(30,333)	31,624
Cash, cash equivalents and restricted cash at beginning of period	81,297	124,678
Cash, cash equivalents and restricted cash at end of period	50,964	156,302
Supplemental cash flow information
Cash paid for interest	11,747	12,547
Non-Cash Investing and Financing Activities
Offering expenses included in liabilities	0	113
Capital expenditures included in liabilities	808	941
Sale of vessel expenses included in liabilities	538	0
Capitalized dry docking costs included in liabilities	1,097	86
Assumption of loan regarding the acquisition of the shares of the companies owning the M/T Aristaios and the M/T Anikitos (Notes 4, 6)	43,958	0
Reconciliation of Cash, cash equivalents and restricted cash
Cash and cash equivalents	32,464	138,302
Restricted cash - Current assets	1,011	0
Restricted cash - Non-current assets	17,489	18,000
Cash, cash equivalents and restricted cash at end of period	$ 50,964	$ 156,302